Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1,247	$ 1,198
Accounts receivable	7,376	7,881
Inventories	4,151	4,606
Prepaid expenses and other	344	352
Total current assets	13,118	14,037
Investments	1,045	1,273
Fixed assets, net	9,584	9,618
Operating lease right-of-use assets	1,941	1,744
Intangible assets, net	738	876
Goodwill	2,674	2,767
Other assets	1,120	1,319
Deferred tax assets	819	621
Consolidated total assets	31,039	32,255
Current liabilities
Short-term borrowing	271	511
Accounts payable	7,194	7,842
Other accrued liabilities	2,572	2,626
Accrued salaries and wages	867	912
Income taxes payable	192	125
Long-term debt due within one year	708	819
Current portion of operating lease liabilities	293	399
Total current liability	12,097	13,234
Long-term debt	4,134	4,175
Operating lease liabilities	1,662	1,319
Long-term employee benefit liabilities	533	591
Other long-term liabilities	396	475
Deferred tax liabilities	277	184
Total liability	19,099	19,978
Shareholders' equity
Common Shares [issued: 2024 – 282,875,928; 2023 – 286,552,908]	3,359	3,354
Contributed surplus	149	125
Retained earnings	9,598	9,303
Accumulated other comprehensive loss	(1,584)	(898)
Stockholders equity attributable to Magna International Inc	11,522	11,884
Non-controlling interests	418	393
Total stockholder's equity	11,940	12,277
Total liability and stockholders' equity	$ 31,039	$ 32,255